Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 1,381,319	[1]	¥ 1,372,735		¥ 1,344,034
Ending balance	1,410,658		1,381,319	[1]	1,372,735
Safety fund reserve	608		327		1,614
Currency translation differences	(2,667)		(431)	[1]	9,404	[1]
Equity transaction with non-controlling interests	2,300		2,584		1,087
Fair value loss on available-for-sale financial assets	0		(608)	[1]	(128)	[1]
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	220		(326)	[1]	313	[1]
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	133,308		133,308
Ending balance	133,308		133,308		133,308
Statutory common reserve fund [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	188,769		186,840
Ending balance	194,245		188,769		186,840
Transfer from retained earnings	5,476		1,929
Special reserve-safety fund reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	13,366		13,188
Ending balance	13,831		13,366		13,188
Safety fund reserve	465		178
Currency translation differences [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(28,045)		(29,294)
Ending balance	(33,067)		(28,045)		(29,294)
Currency translation differences	(5,022)		1,249
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(9,336)		(9,236)
Ending balance	(9,234)		(9,336)		(9,236)
Equity transaction with non-controlling interests	13		289
Acquisition of subsidiaries			(1)
Fair value loss from financial assets measured at fair value through other comprehensive income	(162)
Fair value loss on available-for-sale financial assets			(36)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	220		(326)
Other	31		(26)
Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	298,062	[1]	294,806		284,940
Ending balance	299,083		298,062	[1]	294,806
Transfer from retained earnings	5,476		1,929
Safety fund reserve	¥ 465		¥ 178		¥ 1,540

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).